RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Balance Sheet (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 03, 2020	Jun. 30, 2020	Apr. 29, 2020	Mar. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Liabilities	$ 368,531,000		$ 227,382,000						$ 126,672,000
Class A Common Stock Subject to Possible Redemption	5,836,785,000		2,494,076,000
Class A Common Stock	1,000		1,000						1,000
Additional Paid-in Capital	26,615,000		38,115,000						16,432,000
Accumulated deficit	(4,495,788,000)		(1,356,893,000)						(637,513,000)
Shareholders' Equity	$ (4,469,172,000)	$ (4,227,863,000)	$ (1,318,777,000)			$ (865,644,000)		$ (749,659,000)	$ (621,080,000)
Number of shares subject to redemption	437,182,072		362,011,991						190,084,166
Churchill Capital Corp IV
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Liabilities	$ 1,674,146,585		$ 216,178,873	$ 207,885,833	$ 155,872,000
Class A Common Stock Subject to Possible Redemption	2,070,000,000		1,853,437,770	1,862,600,995	1,914,737,110
Additional Paid-in Capital			68,460,540	59,297,406	7,161,813
Accumulated deficit	(1,672,185,472)		(63,467,875)	54,304,650	2,168,536
Shareholders' Equity	(1,672,180,297)	(1,083,360,382)	$ 5,000,006	$ 5,000,006	$ 5,000,005	24,000	$ 0
Number of shares subject to redemption			185,343,777	186,248,002	191,473,711
Class A Common Stock | Churchill Capital Corp IV
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Common Stock			$ 2,166	$ 2,075	$ 1,553
Shareholders' Equity	$ 0	$ 0	$ 2,166			$ 0	$ 0
Number of shares subject to redemption	207,000,000		185,343,777
As Previously Reported | Restatement of warrants as derivative liabilities | Churchill Capital Corp IV
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Liabilities			$ 73,978,373	72,483,333	72,450,000
Class A Common Stock Subject to Possible Redemption			1,995,638,270	1,998,003,495	1,998,159,110
Additional Paid-in Capital			7,515,926	5,150,724	4,995,112
Accumulated deficit			(2,521,839)	156,614	1,000
Shareholders' Equity			$ 5,000,006	$ 5,000,006	$ 5,000,005
Number of shares subject to redemption			199,563,827	199,787,373	199,815,911
As Previously Reported | Restatement of warrants as derivative liabilities | Class A Common Stock | Churchill Capital Corp IV
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Common Stock			$ 744	$ 721	$ 718
As Adjustments | Restatement of warrants as derivative liabilities | Churchill Capital Corp IV
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Liabilities			142,200,500	135,402,500	83,422,000
Class A Common Stock Subject to Possible Redemption			(142,200,500)	(135,402,500)	(83,422,000)
Additional Paid-in Capital			60,944,614	54,146,682	2,166,701
Accumulated deficit			$ (60,946,036)	$ 54,148,036	$ 2,167,536
Number of shares subject to redemption			(14,220,050)	(13,539,371)	(8,342,200)
As Adjustments | Restatement of warrants as derivative liabilities | Class A Common Stock | Churchill Capital Corp IV
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Common Stock			$ 1,422	$ 1,354	$ 835